                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

              Provident Mutual Variable Growth Separate Account
              Provident Mutual Variable Money Market Separate Account Provident Mutual Variable Bond Separate Account
              Provident Mutual Variable Managed Separate Account
              Provident Mutual Variable Zero Coupon Bond Separate Account Provident Mutual Variable Aggressive Growth Separate Account Provident Mutual Variable International Separate Account Provident Mutual Variable Separate Account
                              (Name of Registrant)

                              1050 Westlakes Drive
                                Berwyn, PA 19312
                    (Address of principal executive offices)

      File Nos. 33-1331, 33-2625, 33-32478, 33-38463, 33-42133 and 33-55470

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).     Fiscal year for  which Notice is filed:

                  Fiscal year ended December 31, 1996

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
                  None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                  None

         (iv). The number or amount of securities sold during the fiscal year:

                  Growth                 Money Market          Bond                     Managed
                  Account                Account               Account                  Account
                  $54,267,012.77         $65,150,086.52        $5,760,795.99            $10,235,484.46

                  worth of               worth of              worth of                 worth of
                  policies(1)            policies(2)           policies(3)              policies(4)

                  Aggressive             International         Zero Coupon
                  Growth Account         Account               Bond Account
                  $12,682,626.40         $17,219,374.03        4,970,116.59

                  worth of               worth of              worth of
                  policies(5)            policies(6)           policies(7)


                  Variable Account

                  Fidelity Equity        Fidelity Growth        Fidelity Asset          Fidelity Index 500
                  Income Subaccount      Subaccount             Manager Subaccount      Subaccount
                  $39,415,664.57         $50,470,195.01         $14,569,562.31          $25,094,476.71

                  worth of               worth of               worth of                worth of
                  policies (8)           policies (9)           policies (10)           policies (11)


                                                                Fidelity Investment
                  Fidelity High          Fidelity Overseas      Grade Bond              Fidelity Contrafund
                  Income Subaccount      Subaccount             Subaccount              Subaccount
                  $8,276,430.07          $11,851,806.82         $4,969,610.01           $5,460,398.80

                  worth of               worth of               worth of                worth of
                  policies (12)          policies (13)          policies (14)           policies (15)


                                         Neuberger & Berman     Neuberger & Berman
                  Neuberger & Berman     Balanced               Limited Maturity        TCI Growth
                  Growth Subaccount      Subaccount             Bond Subaccount         Subaccount
                  $12,759,260.11         $3,222,006.68          $2,150,508.72           $8,135,108.38

                  worth of               worth of               worth of                worth of
                  policies (16)          policies (17)          policies (18)           policies (19)


                                                                                        Alger American
                                         Van Eck Gold &                                 Small
                  Van Eck Worldwide      Natural Resources      Van Eck Emerging        Capitalization
                  Bond Subaccount        Subaccount             Markets Subaccount      Subaccount
                  $2,413,813.42          $1,443,633.16          $1,719,699.90           $7,261,464.09

                  worth of               worth of               worth of                worth of
                  policies (20)          policies (21)          policies (22)           policies (23)

         (v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

                  Growth                 Money Market           Bond                    Managed
                  Account                Account                Account                 Account
                  $54,267,012.77         $65,150,086.52         $5,760,795.99           $10,235,484.46

                  worth of               worth of               worth of                worth of
                  policies(1)            policies(2)            policies(3)             policies(4)

                  Aggressive             International          Zero Coupon
                  Growth Account         Account                Bond Account
                  $12,682,626.40         $17,219,374.03         $4,970,116.59

                  worth of               worth of               worth of
                  policies(5)            policies(6)            policies(7)


                  Variable Account

                  Fidelity Equity                               Fidelity Asset
                  Income Subaccount      Fidelity Growth        Manager Subaccount      Fidelity Index 500
                  $39,415,664.57         Subaccount             $14,569,562.31          Subaccount
                                         $50,470,195.01                                 $25,094,476.71
                  worth of                                      worth of
                  policies (8)           worth of               policies (10)           worth of
                                         policies (9)                                   policies (11)


                                                                Fidelity Investment
                  Fidelity High          Fidelity Overseas      Grade Bond              Fidelity Contrafund
                  Income Subaccount      Subaccount             Subaccount              Subaccount
                  $8,276,430.07          $11,851,806.82         $4,969,610.01           $5,460,398.80

                  worth of               worth of               worth of                worth of
                  policies (12)          policies (13)          policies (14)           policies (15)


                                         Neuberger & Berman     Neuberger & Berman
                  Neuberger & Berman     Balanced               Limited Maturity
                  Growth Subaccount      Subaccount             Bond Subaccount         TCI Growth
                  $12,759,260.11         $3,222,006.68          $2,150,508.72           Subaccount
                                                                                        $8,135,108.38
                  worth of               worth of               worth of
                  policies (16)          policies (17)          policies (18)           worth of
                                                                                        policies (19)

                                         Van Eck Gold &         Van Eck Emerging        Alger American
                                         Natural Resources      Markets Subaccount      Small
                  Van Eck Worldwide      Subaccount             $1,719,699.90           Capitalization
                  Bond Subaccount        $1,443,633.16                                  Subaccount
                  $2,413,813.42                                 worth of                $7,261,464.09
                                         worth of               policies (22)
                  worth of               policies (21)                                  worth of
                  policies (20)                                                         policies (23)



2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

          Growth Account                                     $  (289.02)    (1)
          Money Market Account                                 2,078.23     (2)
          Bond Account                                           197.63     (3)
          Managed Account                                         96.51     (4)
          Aggressive Growth Account                              711.08     (5)
          International Account                                1,555.16     (6)
          Zero Coupon Bond Account                               (73.73)    (7)
          Fidelity Equity Income Subaccount                    5,710.34     (8)
          Fidelity Growth Subaccount                           6,763.04     (9)
          Fidelity Asset Manager Subaccount                      194.21    (10)
          Fidelity Index 500 Subaccount                        4,823.58    (11)
          Fidelity High Income Subaccount                      1,339.10    (12)
          Fidelity Overseas Subaccount                         1,733.08    (13)
          Fidelity Investment Grade Bond Subaccount              761.12    (14)
          Fidelity Contrafund Subaccount                       1,326.21    (15)
          Neuberger & Berman Growth Subaccount                 1,570.56    (16)
          Neuberger & Berman Balanced Subaccount                 342.92    (17)
          Neuberger & Berman Limited Maturity Subaccount         403.72    (18)
          TCI Growth Subaccount                                1,032.55    (19)
          Van Eck Worldwide Subaccount                           378.30    (20)
          Van Eck Gold & Natural Resources Subaccount            202.29    (21)
          Van Eck Emerging Markets Subaccount                    449.74    (22)
          Alger American Small Capitalization Subaccount       1,686.58    (23)

                                                             $32,993.19

Minimum Filing Fee (Certified Check Enclosed):  $32,993.19

DATED:  February 26, 1997

              PROVIDENT MUTUAL VARIABLE GROWTH SEPARATE ACCOUNT
              PROVIDENT MUTUAL VARIABLE MONEY MARKET SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE BOND SEPARATE ACCOUNT
              PROVIDENT MUTUAL VARIABLE MANAGED SEPARATE ACCOUNT
              PROVIDENT MUTUAL VARIABLE ZERO COUPON BOND SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE AGGRESSIVE GROWTH SEPARATE ACCOUNT

              PROVIDENT MUTUAL VARIABLE INTERNATIONAL SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE SEPARATE ACCOUNT


                           BY:  /s/ Adam Scaramella
                              ----------------------------------
                                Adam Scaramella

-------------------
(1) The actual aggregate sales price was $54,267,012.77, which consists of 101,782 policies allocating premiums to the Growth Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Growth Account policies redeemed was $55,220,782.90. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $54,267,012.77 - 55,220,782.90 = $(953,770.13) / 3300 = $(289.02)

(2) The actual aggregate sales price was $65,150,086.52, which consists of 31,995 policies allocating premiums to the Money Market Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Money Market Account policies redeemed was $58,291,938.87. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $65,150,086.52 - 58,291,938.87 = $6,858,147.65 / 3300 = $2,078.23

(3) The actual aggregate sales price was $5,760,795.99, which consists of 22,789 policies allocating premiums to the Bond Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Bond Account policies redeemed was $5,108,625.13. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,760,795.99 - 5,108,625.13 = $652,170.86 / 3300 = $197.63

(4) The actual aggregate sales price was $10,235,484.46, which consists of 23,816 policies allocating premiums to the Managed Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Account policies redeemed was $9,917,015.60. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $10,235,484.46 - 9,917,015.60 = $318,468.86 / 3300 = $96.51

(5) The actual aggregate sales price was $12,682,626.40, which consists of 58,257 policies allocating premiums to the Aggressive Growth Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Aggressive Growth Account policies redeemed was $10,336,063.88. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $12,682,626.40 - 10,336,063.88 = $2,346,562.52 / 3300 = $711.08

(6) The actual aggregate sales price was $17,219,374.03, which consists of 78,794 policies allocating premiums to the International Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of International Account policies redeemed was $12,087,335.05. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $17,219,374.03 - 12,087,335.05 = $5,132,039.00 / 3300 = $1,555.16

(7) The actual aggregate sales price was $4,970,116.59, which consists of 10,807 policies allocating premiums to the Zero Coupon Bond Account. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Zero Coupon Bond Account policies redeemed was $5,213,455.72. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,970,116.59 - 5,213,455.72 = $(243,339.13) / 3300 = $(73.73)

(8) The actual aggregate sales price was $39,415,664.57, which consists of 104,042 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $20,571,539.74. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $39,415,664.57 - 20,571,539.74 = $18,844,124.83 / 3300 = $5,710.34

(9) The actual aggregate sales price was $50,470,195.01, which consists of 135,971 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $28,152,165.02. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $50,470,195.01 - 28,152,165.02 = $22,318,029.99 / 3300 = $6,763.04

(10) The actual aggregate sales price was $14,569,562.31, which consists of 42,817 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $13,928,676.20. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $14,569,562.31 - 13,928,676.20 = $640,886.11 / 3300 = $194.21

(11) The actual aggregate sales price was $25,094,476.71, which consists of 59,924 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $9,176,660.45. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $25,094,476.71 - 9,176,660.45 = $15,917,816.26 / 3300 = $4,823.58

(12) The actual aggregate sales price was $8,276,430.07, which consists of 15,473 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was 3,857,409.84. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $8,276,430.07 - 3,857,409.84 = $4,419,020.23 / 3300 = $1,339.10

(13) The actual aggregate sales price was $11,851,806.82, which consists of 39,380 policies allocating premiums to the Fidelity Overseas Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Overseas Subaccount policies redeemed was $6,132,627.24. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $11,851,806.82 - 6,132,627.24 = $5,719,179.58 / 3300 = $1,733.08

(14) The actual aggregate sales price was $4,969,610.01, which consists of 16,800 policies allocating premiums to the Fidelity Investment Grade Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Investment Grade Bond Subaccount policies redeemed was $2,457,929.80. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,969,610.01 - 2,457,929.80 = $2,511,680.21 / 3300 = $761.12

(15) The actual aggregate sales price was $5,460,398.80, which consists of 7,259 policies allocating premiums to the Fidelity Contrafund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Contrafund Subaccount policies redeemed was $1,083,895.93. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,460,398.80 - 1,083,895.93 = $4,376,502.87 / 3300 = $1,326.21

(16) The actual aggregate sales price was $12,759,260.11, which consists of 47,570 policies allocating premiums to the Neuberger & Berman Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Growth Subaccount policies redeemed was $7,576,421.46. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $12,759,260.11 - 7,576,421.46 = $5,182,838.65 / 3300 = $1,570.56

(17) The actual aggregate sales price was $3,222,006.68, which consists of 11,629 policies allocating premiums to the Neuberger & Berman Balanced Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Balanced Subaccount policies redeemed was $2,090,361.51. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,222,006.68 - 2,090,361.51 = $1,131,645.17 / 3300 = $342.92

(18) The actual aggregate sales price was $2,150,508.72, which consists of 4,385 policies allocating premiums to the Neuberger & Berman Limited Maturity Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Limited Maturity Bond Subaccount policies redeemed was $818,218.74. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,150,508.72 - 818,218.74 = $1,332,289.98 / 3300 = $403.72

(19) The actual aggregate sales price was $8,135,108.38, which consists of 35,709 policies allocating premiums to the TCI Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of TCI Growth Subaccount policies redeemed was $4,727,704.09. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $8,135,108.38 - 4,727,704.09 = $3,407,404.29 / 3300 = $1,032.55

(20) The actual aggregate sales price was $2,413,813.42, which consists of 15,048 policies allocating premiums to the Van Eck Worldwide Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Worldwide Bond Subaccount policies redeemed was $1,165,415.03. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,413,813.42 - 1,165,415.03 = $1,248,398.39 / 3300 = $378.30

(21) The actual aggregate sales price was $1,443, 633.16, which consists of 7,563 policies allocating premiums to the Van Eck Gold and Natural Resources Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Gold and Natural Resources Subaccount policies redeemed was $776,075.87. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,443,633.16 - 776,075.87 = $667,557.29 / 3300 = $202.29

(22) The actual aggregate sales price was $1,719,699.90, which consists of 4,375 policies allocating premiums to the Van Eck Emerging Markets Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Emerging Markets Subaccount policies redeemed was $235,542.96. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         1,719,699.90 - 235,542.96 = $1,484,156.94 / 3300 = $449.74

(23) The actual aggregate sales price was $7,261,464.09, which consists of 9,780 policies allocating premiums to the Alger American Small Capitalization Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Alger American Small Capitalization Subaccount policies redeemed was $1,695,745.19. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $7,261,464.09 - 1,695,745.19 = $5,565,718.90 / 3300 = $1,686.58

                                          February 26, 1996



Provident Mutual Life Insurance Company
1050 Westlakes Drive
Berwyn, PA  19312


Re:   Rule 24f-2 Notice for:
      Provident Mutual Variable Growth Separate Account
      Provident Mutual Variable Money Market Separate Account
      Provident Mutual Variable Bond Separate Account
      Provident Mutual Variable Managed Separate Account
      Provident Mutual Variable Zero Coupon Bond Separate Account
      Provident Mutual Variable Aggressive Growth Separate Account Provident Mutual Variable International Separate Account
      Provident Mutual Variable Separate Account
      Registration Nos. 33-1331, 33-2625, 33-32478, 33-38463, 33-42133 and
      33-55470


Dear Sirs/Madames:

            I have served as counsel to Provident Mutual Life Insurance Company in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account and Provident Mutual Variable Separate Account are legally issued, fully paid and non-assessable.

                                          Very truly yours,



                                          Adam Scaramella
AS/ja